Income Taxes - Income Taxes Refundable and Payable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Income taxes refundable	$ 147.0	$ 202.7
Income taxes payable	(95.6)	(35.4)
Net income taxes refundable	$ 51.4	$ 167.3	$ 12.1